Expense Example	Feb. 17, 2026 USD ($)
Invesco MSCI Treasury Duration Rotation ETF | Invesco MSCI Treasury Duration Rotation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Invesco U.S. Hybrid Bond ETF | Invesco U.S. Hybrid Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	$ 128